Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended																							12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2013 Technical defects Minimum	Dec. 31, 2013 Technical defects Maximum	Dec. 31, 2013 Warranty against decline from initial power generation capacity of more than 10%	Dec. 31, 2013 Warranty against a decline from initial power generation capacity of more than 20% Minimum	Dec. 31, 2013 Warranty against a decline from initial power generation capacity of more than 20% Maximum	Dec. 31, 2013 Technical defects which guarantees no less than 97%	Dec. 31, 2013 Normal power generation capacity for poly and mono PV modules less than 96%	Dec. 31, 2013 Annual output degradation of no more than 0.7%	Dec. 31, 2013 Actual power output shall be no less than 82%	Dec. 31, 2013 Not designated as hedging instrument USD ($)	Dec. 31, 2013 Not designated as hedging instrument EUR (€)	Dec. 31, 2013 Not designated as hedging instrument JPY (¥)	Dec. 31, 2012 Not designated as hedging instrument USD ($)	Dec. 31, 2012 Not designated as hedging instrument EUR (€)	Dec. 31, 2013 Interest Rate Swap USD ($)	Dec. 31, 2012 Interest Rate Swap USD ($)	Dec. 31, 2012 Silver oz	Dec. 31, 2013 Silicon Material Purchases	Dec. 31, 2012 Silicon Material Purchases	Dec. 31, 2011 Silicon Material Purchases
Significant Accounting Policies [Line Items]
Currency translation rate from USD to RMB	6.0537	6.0537
Cash and cash equivalents, maturity period	90 days	90 days
Interest costs incurred	$ 54,340,651	328,962,000		340,583,000		230,093,000
Interest costs capitalized	849,398	5,142,000		41,068,000		59,034,000
Land use rights, weighted-Average Amortization years	50 years	50 years
Terminal value growth rate	3.00%	3.00%
Valuation discount rate	16.00%	16.00%
Impairment loss of goodwill						134,735,000
Impairment loss	0		0		0
Outstanding cross-currency exchange rate contracts, not designated as hedging instruments																120,415,000	15,000,000	4,277,500,000	46,250,000	44,000,000	50,000,000	50,000,000
Commodity contracts																							140,000
Advertising expenses	1,305,317	7,902,000		29,255,000		13,087,000
Warranty Period							2 years	5 years	10 years	20 years	25 years	12 years	25 years	1 year	25 years
Description of product warranty	Based on the above considerations and management’s ability and intention to provide repairs, replacements or refunds for defective products, the Group accrues for warranty costs for the 2 to 12-year warranty against technical defects based on 1% of revenue for PV modules. No warranty cost accrual has been recorded for the 10-year or 20 to 25-year warranties for decline from initial power generation capacity because the Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process. The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage that is separately priced or optional.	Based on the above considerations and management’s ability and intention to provide repairs, replacements or refunds for defective products, the Group accrues for warranty costs for the 2 to 12-year warranty against technical defects based on 1% of revenue for PV modules. No warranty cost accrual has been recorded for the 10-year or 20 to 25-year warranties for decline from initial power generation capacity because the Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process. The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage that is separately priced or optional.
Government subsidies as offset to its operating expenses	639,278	3,870,000		25,911,000		14,437,000
Government subsidies recorded as other income	825,941	5,000,000
Long Term Payable	8,259,000	50,000,000	8,259,000	50,000,000
Rent Expense	1,658,820	10,042,000		12,787,000		10,270,000
Capital leases		0		0		0
Cash and bank deposits in PRC	$ 199,965,145	1,210,529,000
Percentage of cash and cash equivalent to cash and bank deposits	97.00%	97.00%
Concentration of major top five suppliers as a percentage of total advance to suppliers	74.40%	74.40%	79.30%	79.30%
Percentage of revenue from top five major customer	53.50%	53.50%	29.80%	29.80%	45.00%	45.00%
Percentage of Raw material purchases from five largest suppliers																								76.70%	72.40%	40.60%